INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Components of Income Tax Expense
The components of income tax expense are summarized as follows:

	For the years ended December 31,
	2013	2012
	(in thousands)
Federal
Current	$1,822	$524
Deferred	(75)	1,194
	1,747	1,718
State and local – current	210	7
Income tax provision	$1,957	$1,725

Effective Income Tax Rate Reconciliation
The Company’s effective income tax rate was different than the statutory federal income tax rate as follows:

	For the years ended December 31,
	2013	2012

Statutory federal income tax	34.0%	34.0%
(Decrease) increase resulting from
Tax-exempt income	(8.1)	(10.3)
State tax, net of federal benefit	1.6	0.1
Other	(4.6)	0.5
	22.9%	24.3%

Deferred Tax Assets and Liabilities
The Company’s net deferred tax liability was as follows:

	At December 31,
	2013	2012
	(in thousands)
Deferred tax assets
Deferred compensation	$484	$138
Allowance for loan losses, net	2,236	2,353
Stock compensation	147	78
Adjustment to record funded status of pension plan	697	1,462
Nonaccrual interest	209	333
Adjustment for real estate acquired thru foreclosure	—	20
Acquisition related	355	—
Net operating loss carryforward acquired	327	—
Other	18	5
	$4,473	$4,389

Deferred tax liabilities
Accrued pension expense	$1,721	$1,704
Unrealized gain on securities available for sale	90	1,960
Prepaid expenses	51	151
Deferred loan costs	1,123	1,172
Amortization of goodwill	1,470	1,470
Fixed assets	580	296
	5,035	6,753
Net deferred tax liability	$(562)	$(2,364)